Long-Term Borrowings and Subordinated Debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Long-Term Borrowings, Interest Expense and Weighted Average Interest Rate

The following table represents the balance of long-term borrowings, the weighted average interest rate as of December 31 and interest expense for the years ended December 31:

(dollars in thousand)	2013	2012	2011
Long-term borrowings	$21,810	$34,101	$31,874
Weighted average interest rate	3.01%	3.17%	3.40%
Interest expense	$746	$1,107	$1,091

Schedule of Annual Maturities and Average Interest Rate of Long-Term Debt

Scheduled annual maturities and average interest rates for all of our long-term debt, including a capital lease of $0.2 million, for each of the five years and thereafter subsequent to December 31, 2013 are as follows:

(dollars in thousands)	Balance	Average Rate
2014	$2,369	3.36%
2015	2,399	3.41%
2016	2,330	3.44%
2017	2,412	3.53%
2018	2,496	3.67%
Thereafter	9,804	2.44%

Total	$21,810	3.01%

Schedule of Junior Subordinated Debt Securities and Interest Expense

The following table represents the composition of junior subordinated debt securities at December 31 and the interest expense for the years ended December 31:

	2013		2012		2011
(dollars in thousands)	Balance	Interest Expense	Balance	Interest Expense	Balance	Interest Expense
2006 Junior subordinated debt	$25,000	$475	$25,000	$523	$25,000	$1,344
2008 Junior subordinated debt—trust preferred securities	20,619	770	20,619	808	20,619	777
2008 Junior subordinated debt	—	422	20,000	818	20,000	786
2008 Junior subordinated debt	—	403	25,000	766	25,000	728

Total	$45,619	$2,070	$90,619	$2,915	$90,619	$3,635

Schedule of Junior Subordinated Debt Securities

The following table summarizes the key terms of our junior subordinated debt securities:

(dollars in thousands)	2006 Junior Subordinated Debt	2008 Trust Preferred Securities	2008 Junior Subordinated Debt	2008 Junior Subordinated Debt
Junior Subordinated Debt	$25,000	—	$20,000	$25,000
Trust Preferred Securities	—	$20,000	—	—
Stated Maturity Date	12/15/2036	3/15/2038	6/15/2018	5/30/2018
Optional redemption date at par	Any time after 9/15/2011	Any time after 3/15/2013	Any time after 6/15/2013	Any time after 5/30/2013
Regulatory Capital	Tier 2	Tier 1	Tier 2	Tier 2
Interest Rate	3 month LIBOR plus 160 bps	3 month LIBOR plus 350 bps	3 month LIBOR plus 350 bps	3 month LIBOR plus 250 bps
Interest Rate at December 31, 2013	1.84%	3.74%	—	—